Grayscale Bitcoin Adopters ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%		Shares	Value
Communication Services - 10.5%
Boyaa Interactive International Ltd.		67,000	$57,524
Jasmine International PCL - NVDR (a)		199,800	8,817
Nexon Co. Ltd.		9,100	200,073
Rumble, Inc. (a)		1,300	9,412
Trump Media & Technology Group Corp. (a)		11,725	192,525
Wemade Co. Ltd. (a)		456	8,661
			477,012

Consumer Discretionary - 36.1%(b)
Cango, Inc. - ADR (a)		1,773	7,518
Convano, Inc. (a)		5,700	8,182
Empery Digital, Inc. (a)		7,829	58,874
GameStop Corp. - Class A (a)		7,707	210,247
MercadoLibre, Inc. (a)		84	196,303
Metaplanet, Inc. (a)		51,800	201,679
NET Holding AS (a)		8,373	8,619
Tesla, Inc. (a)		2,113	939,693
			1,631,115

Energy - 1.1%
Alliance Resource Partners LP		2,003	50,646

Financials - 14.5%
Block, Inc. (a)		2,667	192,744
Coinbase Global, Inc. - Class A (a)		622	209,919
Galaxy Digital, Inc. - Class A (a)		6,118	206,967
Virtu Financial, Inc. - Class A		1,359	48,245
			657,875

Health Care - 4.1%
Kindly MD, Inc. (a)		83,872	89,743
Semler Scientific, Inc. (a)		2,711	81,330
USBC, Inc. (a)		10,024	13,432
			184,505

Industrials - 1.4%
Aker ASA - Class A		691	54,226
Bitcoin Depot, Inc. (a)		2,526	8,487
			62,713

Information Technology - 32.0%(b)
Bit Digital, Inc. (a)		2,191	6,573
Bitdeer Technologies Group (a)		384	6,563
Bitfarms Ltd. (a)		2,241	6,320
BitFuFu, Inc. - Class A (a)		1,738	6,518
BitMine Immersion Technologies, Inc. (a)		124	6,439
Canaan, Inc. - ADR (a)		23,756	20,943
Capital B (a)		22,489	27,746
Cipher Mining, Inc. (a)		770	9,694
Cleanspark, Inc. (a)		6,885	99,832
Core Scientific, Inc. (a)(c)		914	16,397
Exodus Movement, Inc. - Class A (a)		326	9,056
Hive Digital Technologies Ltd. (a)		1,801	7,258
Hut 8 Corp. (a)		1,988	69,202
MARA Holdings, Inc. (a)		6,249	114,107
Next Technology Holding, Inc. (a)(c)		567	14,111
Phoenix Group PLC (a)		17,670	6,543
Remixpoint, Inc. (a)		7,600	17,342
Riot Platforms, Inc. (a)		6,552	124,685
Strategy, Inc. - Class A (a)		2,730	879,633
			1,448,962
TOTAL COMMON STOCKS (Cost $4,193,412)			4,512,828

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		12,188	12,188
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,188)			12,188

MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		4,110	4,110
TOTAL MONEY MARKET FUNDS (Cost $4,110)			4,110

TOTAL INVESTMENTS - 100.1% (Cost $4,209,710)			4,529,126
Liabilities in Excess of Other Assets - (0.1)%			(6,404)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$4,522,722
two			–%
Percentages are stated as a percent of net assets. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.			–%

ADR - American Depositary Receipt ASA - Advanced Subscription Agreement
LP - Limited Partnership
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $12,399.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Grayscale Bitcoin Adopters ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,512,828	$–	$–	$4,512,828
Investments Purchased with Proceeds from Securities Lending	12,188	–	–	12,188
Money Market Funds	4,110	–	–	4,110
Total Investments	$4,529,126	$–	$–	$4,529,126

Refer to the Schedule of Investments for further disaggregation of investment categories.